Summary of Significant Accounting Policies (Details) - Schedule of asset retirement obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of asset retirement obligations [Abstract]
Beginning Balance	$ 590	$ 501
Liabilities incurred	185	55
Liabilities settled	(36)	(37)
Accretion	236	71
Ending Balance	$ 975	$ 590